New and Revised Accounting Standards (Details Textual)		12 Months Ended
	Jan. 02, 2018 CAD ($)	Dec. 31, 2017 USD ($)
New and Revised Accounting Standards [Line Items]
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity	$ 0
Adjustments of initial deposits against mineral interest		$ 50,000,000
Transaction price allocated to remaining performance obligations		$ 3.90
Subsequent Events [Member]
New and Revised Accounting Standards [Line Items]
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity	$ 0